7 Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalents
7	Cash and cash equivalents

Cash and cash equivalents comprise the bank accounts, short-term, highly liquid investments, immediately convertible into known cash amounts, and subject to an insignificant risk of change in value, with intention and possibility to be redeemed in the short term, within 90 days, as of the date of investment.

	As of December 31,
	2020	2019
Cash and bank accounts – Brazil	64	67
Cash and bank accounts – Abroad (*)	29	3,024
Financial investments – Brazil (**)	3,439	1,810
Financial investments – Abroad (***)	—	125
	3,532	5,026

(*) (i) On December 31, 2020, the Company had funds held abroad, being R$24 in US dollars and R$5 in Colombian pesos; (ii) On December 31, 2019, the balance refers to funds from the Éxito Group, being R$73 in Argentina, R$254 in Uruguay and R$2,697 in Colombia.

(**) On December 31, 2020, the financial investments correspond to the repurchase and resale agreements, yielded by the weighted average of 96.96% of CDI – Interbank Deposit Certificate (87.71% of CDI on December 31, 2019) and redeemable within terms less than 90 days, as of the date of investment, without losing income.

(***) Refers to funds invested abroad, of which R$20 are denominated in Argentinian pesos, R$4 are denominated in Uruguayan pesos and R$101 are denominated in Colombian pesos.